ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012
Accrued payroll and bonus	$3,662	$3,753
Other taxes payable	1,570	1,964
Social insurance withholding	475	695
Provision for warranty	230	250
Others	3,376	5,643

	$9,313	$12,305

Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year
2011	$183	$84	$(37)	$230
2012	$230	$69	$(49)	$250